Schedule of Stock Options Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Expected volatility, minimum	41.87%	45.09%	45.09%
Expected volatility, maximum	45.07%	45.81%	45.81%
Risk-free interest rate		4.57%	4.57%
Risk-free interest rate, minimum	3.83%
Risk-free interest rate, maximum	3.99%
Expected dividend yield			0.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term of options years	5 years	5 years	5 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term of options years	6 years 7 months 24 days	6 years 1 month 13 days	6 years 1 month 13 days